Financial Instruments by Category - Schedule of Financial Liabilities (Details) - Financial liabilities at fair value, class [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payable	$ 27,403,211	$ 29,504,114
Warrant liabilities	1,392,997	1,839,808
Lease liabilities	735,550	606,061
Total	29,531,758	31,949,983
Financial liabilities at fair value through profit or loss - designated as such upon initial recognition [Member]
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payable
Warrant liabilities	1,392,997	1,839,808
Lease liabilities
Total	1,392,997	1,839,808
Financial Liabilities at Amortised Cost [Member]
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payable	27,403,211	29,504,114
Warrant liabilities
Lease liabilities	735,550	606,061
Total	$ 28,138,761	$ 30,110,175